Investment Portfolio - July 31, 2023

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

COMMON STOCKS - 18.1%

Communication Services - 2.1%
Diversified Telecommunication Services - 0.1%
Cellnex Telecom S.A. - ADR (Spain)	4,265	$86,921
Cellnex Telecom S.A. (Spain)[2]	3,461	141,344
Helios Towers plc (Tanzania)*	33,162	38,402
		266,667
Entertainment - 0.5%
Electronic Arts, Inc.	13,863	1,890,220
Interactive Media & Services - 1.5%
Alphabet, Inc. - Class A*	22,041	2,925,281
Auto Trader Group plc (United Kingdom)[2]	20,936	173,634
Meta Platforms, Inc. - Class A*	8,121	2,587,351
Tencent Holdings Ltd. (China)	3,300	151,672
		5,837,938
Media - 0.0%##
Comcast Corp. - Class A	1,521	68,840
Omnicom Group, Inc.	167	14,132
Paramount Global - Class B	464	7,438
		90,410
Total Communication Services		8,085,235
Consumer Discretionary - 1.2%
Broadline Retail - 0.9%
Amazon.com, Inc.*	24,122	3,224,629
Dollarama, Inc. (Canada)	815	53,684
eBay, Inc.	332	14,777
MercadoLibre, Inc. (Brazil)*	92	113,901
		3,406,991
Distributors - 0.0%##
Genuine Parts Co.	112	17,441
Hotels, Restaurants & Leisure - 0.0%##
Marriott Vacations Worldwide Corp.	323	41,509
Monarch Casino & Resort, Inc.	836	57,951
		99,460
Household Durables - 0.1%
Sony Group Corp. (Japan)	1,400	131,133
Specialty Retail - 0.0%##
The Home Depot, Inc.	319	106,495
Textiles, Apparel & Luxury Goods - 0.2%
lululemon athletica, Inc. *	297	112,423
NIKE, Inc. - Class B	5,585	616,528
		728,951
Total Consumer Discretionary		4,490,471
Consumer Staples - 2.6%
Beverages - 1.0%
The Coca-Cola Co.	34,139	2,114,228
Diageo plc (United Kingdom)	2,723	118,838
Heineken N.V. - ADR (Netherlands)	31,501	1,544,809

	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

COMMON STOCKS (continued)

Consumer Staples (continued)
Beverages (continued)
Heineken N.V. (Netherlands)	1,448	$141,733
		3,919,608
Consumer Staples Distribution & Retail - 0.3%
Dollar General Corp.	6,823	1,152,132
Sysco Corp.	223	17,017
		1,169,149
Food Products - 0.8%
Archer-Daniels-Midland Co.	302	25,658
Bunge Ltd.	118	12,823
Campbell Soup Co.	258	11,822
Conagra Brands, Inc.	405	13,288
General Mills, Inc.	352	26,309
The J.M. Smucker Co.	91	13,709
Kellogg Co.	176	11,773
The Kraft Heinz Co.	491	17,764
Mondelez International, Inc. - Class A	9,574	709,721
Nestle S.A. - ADR	14,168	1,741,247
Nestle S.A.	1,676	205,342
Tyson Foods, Inc. - Class A	227	12,648
		2,802,104
Household Products - 0.0%##
Colgate-Palmolive Co.	426	32,486
Kimberly-Clark de Mexico S.A.B. de C.V. - Class A (Mexico)	28,600	67,448
		99,934
Personal Care Products - 0.5%
Beiersdorf AG (Germany)	1,023	132,484
L’Oreal S.A. (France)	58	26,977
Unilever plc - ADR (United Kingdom)	33,021	1,774,218
		1,933,679
Total Consumer Staples		9,924,474
Energy - 0.1%
Energy Equipment & Services - 0.0%##
Halliburton Co.	441	17,234
Schlumberger N.V.	510	29,754
		46,988
Oil, Gas & Consumable Fuels - 0.1%
Chevron Corp.	484	79,211
ConocoPhillips	414	48,736
Coterra Energy, Inc.	495	13,632
Devon Energy Corp.	340	18,360
Diamondback Energy, Inc.	105	15,469
EOG Resources, Inc.	242	32,072
Exxon Mobil Corp.	777	83,325
Marathon Oil Corp.	363	9,536
Marathon Petroleum Corp.	229	30,462
Phillips 66	183	20,414

Investment Portfolio - July 31, 2023

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

COMMON STOCKS (continued)

Energy (continued)
Oil, Gas & Consumable Fuels (continued)
Valero Energy Corp.	145	$18,692
		369,909
Total Energy		416,897
Financials - 2.6%
Banks - 0.1%
Bank of America Corp.	1,970	63,040
Citigroup, Inc.	878	41,846
Fifth Third Bancorp	483	14,055
FinecoBank Banca Fineco S.p.A. (Italy)	7,367	114,389
HDFC Bank Ltd. - ADR (India)	2,125	145,095
Huntington Bancshares, Inc.	875	10,710
JPMorgan Chase & Co.	748	118,154
Regions Financial Corp.	729	14,850
Truist Financial Corp.	580	19,268
U.S. Bancorp	781	30,990
Wells Fargo & Co.	1,109	51,191
		623,588
Capital Markets - 1.1%
Avanza Bank Holding AB (Sweden)	3,230	73,144
Cboe Global Markets, Inc.	4,975	694,908
Deutsche Boerse AG - ADR (Germany)	36,297	693,999
Deutsche Boerse AG (Germany)	873	167,268
Intercontinental Exchange, Inc.	6,336	727,373
Intermediate Capital Group plc (United Kingdom)	2,841	51,274
Moody’s Corp.	3,465	1,222,279
S&P Global, Inc.	1,139	449,347
		4,079,592
Financial Services - 1.1%
Adyen N.V. (Netherlands)*[2]	31	57,537
Mastercard, Inc. - Class A	5,694	2,245,030
Visa, Inc. - Class A	7,681	1,826,004
		4,128,571
Insurance - 0.3%
Admiral Group plc - ADR (United Kingdom)	26,097	718,451
Admiral Group plc (United Kingdom)	5,805	158,494
The Hartford Financial Services Group, Inc.	164	11,788
RenaissanceRe Holdings Ltd. (Bermuda)	601	112,243
The Travelers Companies, Inc.	143	24,683
		1,025,659
Total Financials		9,857,410
Health Care - 2.8%
Biotechnology - 0.5%
BioMarin Pharmaceutical, Inc.*	11,118	977,606
Gilead Sciences, Inc.	587	44,694
	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

COMMON STOCKS (continued)

Health Care (continued)
Biotechnology (continued)
Vertex Pharmaceuticals, Inc.*	2,791	$983,381
		2,005,681
Health Care Equipment & Supplies - 1.2%
Abbott Laboratories	554	61,677
Alcon, Inc. (Switzerland)	10,169	863,551
Baxter International, Inc.	298	13,478
IDEXX Laboratories, Inc.*	2,146	1,190,451
Intuitive Surgical, Inc.*	2,338	758,447
Medtronic plc	18,681	1,639,445
		4,527,049
Health Care Providers & Services - 0.0%##
CVS Health Corp.	405	30,249
Quest Diagnostics, Inc.	99	13,386
		43,635
Life Sciences Tools & Services - 0.2%
Thermo Fisher Scientific, Inc.	1,246	683,631
Pharmaceuticals - 0.9%
AstraZeneca plc - ADR (United Kingdom)	1,785	127,984
Bristol-Myers Squibb Co.	796	49,503
Johnson & Johnson	13,276	2,224,128
Merck & Co., Inc.	838	89,373
Novartis AG - ADR (Switzerland)	8,615	903,714
Pfizer, Inc.	1,566	56,470
		3,451,172
Total Health Care		10,711,168
Industrials - 2.5%
Aerospace & Defense - 0.8%
Airbus SE (France)	772	113,716
BAE Systems plc - ADR (United Kingdom)	13,558	659,732
BAE Systems plc (United Kingdom)	15,022	179,649
General Dynamics Corp.	154	34,432
L3Harris Technologies, Inc.	5,123	970,757
Lockheed Martin Corp.	117	52,225
Northrop Grumman Corp.	2,323	1,033,735
RTX Corp.	445	39,129
		3,083,375
Air Freight & Logistics - 0.0%##
C.H. Robinson Worldwide, Inc.	119	11,922
FedEx Corp.	94	25,375
United Parcel Service, Inc. - Class B	277	51,835
		89,132
Building Products - 0.4%
Masco Corp.	23,140	1,404,135

Investment Portfolio - July 31, 2023

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

COMMON STOCKS (continued)

Industrials (continued)
Commercial Services & Supplies - 0.5%
Cleanaway Waste Management Ltd. (Australia)	58,789	$109,117
Copart, Inc.*	8,966	792,504
Rentokil Initial plc - ADR (United Kingdom)	17,431	711,185
Rentokil Initial plc (United Kingdom)	19,712	160,735
		1,773,541
Electrical Equipment - 0.0%##
Emerson Electric Co.	332	30,328
Ground Transportation - 0.7%
Canadian National Railway Co. (Canada)	6,861	831,759
CSX Corp.	23,902	796,415
Norfolk Southern Corp.	109	25,461
Union Pacific Corp.	3,805	882,836
		2,536,471
Industrial Conglomerates - 0.0%##
3M Co.	263	29,324
Honeywell International, Inc.	285	55,327
		84,651
Machinery - 0.1%
Caterpillar, Inc.	244	64,702
Cummins, Inc.	104	27,123
Techtronic Industries Co. Ltd. (Hong Kong)	8,000	90,884
		182,709
Professional Services - 0.0%##
Broadridge Financial Solutions, Inc.	92	15,449
Trading Companies & Distributors - 0.0%##
IMCD N.V. (Netherlands)	329	49,853
Transportation Infrastructure - 0.0%##
Auckland International Airport Ltd. (New Zealand)*	13,079	68,276
Total Industrials		9,317,920
Information Technology - 2.4%
Communications Equipment - 0.0%##
Cisco Systems, Inc.	1,430	74,417
Electronic Equipment, Instruments & Components - 0.1%
Corning, Inc.	401	13,610
Halma plc (United Kingdom)	2,333	66,999
Keyence Corp. (Japan)	200	89,748
TE Connectivity Ltd.	165	23,676
		194,033
IT Services - 0.0%##
Cognizant Technology Solutions Corp. - Class A	239	15,781
Endava plc - ADR (United Kingdom)*	995	52,198
Globant S.A. *	291	50,846
	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

COMMON STOCKS (continued)

Information Technology (continued)
IT Services (continued)
International Business Machines Corp.	275	$39,650
Keywords Studios plc (Ireland)	1,424	32,200
		190,675
Semiconductors & Semiconductor Equipment - 1.3%
Analog Devices, Inc.	249	49,683
Applied Materials, Inc.	5,003	758,405
Broadcom, Inc.	97	87,169
Microchip Technology, Inc.	275	25,834
Micron Technology, Inc.	33,626	2,400,560
QUALCOMM, Inc.	460	60,798
Skyworks Solutions, Inc.	108	12,352
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (Taiwan)	13,215	1,310,267
Texas Instruments, Inc.	290	52,200
Tokyo Electron Ltd. (Japan)	500	75,044
		4,832,312
Software - 1.0%
Atlassian Corp. - Class A *	298	54,218
Intuit, Inc.	1,408	720,474
Microsoft Corp.	3,069	1,030,938
Salesforce, Inc.*	3,067	690,106
ServiceNow, Inc.*	2,379	1,386,957
		3,882,693
Technology Hardware, Storage & Peripherals - 0.0%##
NetApp, Inc.	180	14,042
Total Information Technology		9,188,172
Materials - 0.6%
Chemicals - 0.4%
Air Liquide S.A. (France)	607	109,135
Dow, Inc.	347	19,595
FMC Corp.	14,393	1,385,038
International Flavors & Fragrances, Inc.	155	13,115
PPG Industries, Inc.	125	17,987
		1,544,870
Containers & Packaging - 0.0%##
Packaging Corp. of America	71	10,888
Metals & Mining - 0.2%
Barrick Gold Corp. (Canada)	24,949	431,368
Newmont Corp.	7,170	307,737
		739,105
Total Materials		2,294,863
Real Estate - 1.0%
Health Care REITs - 0.1%
CareTrust REIT, Inc.	3,411	70,915
Community Healthcare Trust, Inc.	1,753	61,776
Healthcare Realty Trust, Inc.	2,093	40,876
Physicians Realty Trust	2,787	41,080

Investment Portfolio - July 31, 2023

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

COMMON STOCKS (continued)

Real Estate (continued)
Health Care REITs (continued)
Ventas, Inc.	1,309	$63,513
Welltower, Inc.	1,284	105,481
		383,641
Industrial REITs - 0.2%
Americold Realty Trust, Inc.	4,429	143,588
LXP Industrial Trust	7,082	71,316
Prologis, Inc.	3,729	465,193
Rexford Industrial Realty, Inc.	1,526	84,067
STAG Industrial, Inc.	1,151	41,781
Terreno Realty Corp.	1,238	73,463
		879,408
Office REITs - 0.1%
Cousins Properties, Inc.	3,119	76,197
Equity Commonwealth.	3,534	69,231
		145,428
Residential REITs - 0.2%
American Homes 4 Rent - Class A	1,302	48,799
Apartment Income REIT Corp.	1,147	39,617
AvalonBay Communities, Inc.	704	132,810
Equity LifeStyle Properties, Inc.	1,804	128,409
Flagship Communities REIT	3,370	54,762
Invitation Homes, Inc.	3,675	130,463
Mid-America Apartment Communities, Inc.	549	82,163
Sun Communities, Inc.	1,234	160,790
UDR, Inc.	2,869	117,285
		895,098
Retail REITs - 0.1%
Agree Realty Corp.	1,888	122,304
Getty Realty Corp.	2,415	78,053
Realty Income Corp.	1,710	104,259
		304,616
Specialized REITs - 0.3%
American Tower Corp.	571	108,667
Equinix, Inc.	612	495,671
Extra Space Storage, Inc.	862	120,309
Public Storage	602	169,614
SBA Communications Corp.	792	173,408
		1,067,669
Total Real Estate		3,675,860
Utilities - 0.2%
Electric Utilities - 0.2%
Evergy, Inc.	14,964	897,391
TOTAL COMMON STOCKS (Identified Cost $60,376,367)		68,859,861
	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

PREFERRED STOCKS - 0.1%

Information Technology - 0.1%
Software - 0.1%
Argo Blockchain plc (United Kingdom), 8.75%, 11/30/2026	8,963	$64,354
Greenidge Generation Holdings, Inc., 8.50%, 10/31/2026	10,500	57,855
Synchronoss Technologies, Inc., 8.375%, 6/30/2026	10,969	201,062
TOTAL PREFERRED STOCKS (Identified Cost $761,897)		323,271

CORPORATE BONDS - 16.7%

Non-Convertible Corporate Bonds- 16.7%
Communication Services - 3.0%
Entertainment - 1.1%
Warnermedia Holdings, Inc., 4.054%, 3/15/2029	4,730,000	4,332,759
Interactive Media & Services - 1.9%
Tencent Holdings Ltd. (China), 3.975%, 4/11/2029[2]	7,530,000	7,012,495
Total Communication Services		11,345,254

Consumer Discretionary - 2.0%
Broadline Retail - 2.0%
Alibaba Group Holding Ltd.
(China), 2.125%, 2/9/2031	1,020,000	828,784
(China), 4.00%, 12/6/2037	3,730,000	3,120,961
Amazon.com, Inc., 3.30%, 4/13/2027	3,750,000	3,574,231

Total Consumer Discretionary		7,523,976

Consumer Staples - 0.8%
Beverages - 0.8%
PepsiCo, Inc., 3.90%, 7/18/2032	3,370,000	3,236,415

Energy - 1.9%
Energy Equipment & Services - 0.1%
Odfjell Rig III Ltd. (Norway), 9.25%, 5/31/2028	400,000	402,382

Oil, Gas & Consumable Fuels - 1.8%
Brooge Petroleum and Gas Investment Co. FZE (United Arab Emirates), 8.50%, 9/24/2025[2]	465,647	407,607
Cenovus Energy, Inc. (Canada), 6.75%, 11/15/2039	2,180,000	2,296,810
Energy Transfer LP, 6.50%, 2/1/2042	4,170,000	4,225,149
		6,929,566
Total Energy		7,331,948

Financials - 2.9%
Banks - 2.6%
Bank of America Corp., (U.S. Secured Overnight Financing Rate + 1.320%), 2.687%, 4/22/2032[3]	3,130,000	2,589,460

Investment Portfolio - July 31, 2023

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Banks (continued)
Citigroup, Inc., (U.S. Secured Overnight Financing Rate + 0.770%), 1.462%, 6/9/2027[3]	2,990,000	$2,666,116
JPMorgan Chase & Co., (3 mo. U.S. Secured Overnight Financing Rate + 3.790%), 4.493%, 3/24/2031[3]	4,480,000	4,296,542
Popular, Inc. (Puerto Rico), 6.125%, 9/14/2023	430,000	430,017
		9,982,135
Consumer Finance - 0.2%
Navient Corp., 6.75%, 6/25/2025	485,000	479,703
Financial Services - 0.1%
Golden Pear Funding HoldCo LLC, 10.00%, 3/2/2028	230,000	210,837
U.S. Claims Litigation Funding LLC, 10.25%, 3/17/2028 (Acquired 03/14/2023, cost $250,000)[4]	250,000	232,331
		443,168
Total Financials		10,905,006

Industrials - 1.6%
Ground Transportation - 0.4%
BNSF Funding Trust I, (3 mo. LIBOR US + 2.350%), 6.613%, 12/15/2055[3]	1,540,000	1,503,606
Marine Transportation - 0.1%
American Tanker, Inc. (Norway), 7.75%, 7/2/2025	520,000	504,332
Passenger Airlines - 0.2%
Alaska Airlines Pass-Through Trust, Series 2020-1, Class B, 8.00%, 8/15/2025[2]	168,610	169,759
United Airlines Pass-Through Trust
Series 2018-1, Class B, 4.60%, 3/1/2026	76,061	71,782
Series 2019-2, Class B, 3.50%, 5/1/2028	360,243	324,237
		565,778
Trading Companies & Distributors - 0.9%
AerCap Ireland Capital DAC - AerCap Global Aviation Trust (Ireland), 3.00%, 10/29/2028	2,040,000	1,778,625
Ashtead Capital, Inc. (United Kingdom), 4.00%, 5/1/2028[2]	1,890,000	1,757,879
		3,536,504
Total Industrials		6,110,220

Information Technology - 0.9%
Semiconductors & Semiconductor Equipment - 0.9%
QUALCOMM, Inc., 4.25%, 5/20/2032	3,550,000	3,444,873
	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Materials - 0.6%
Chemicals - 0.1%
Calderys Financing LLC (France), 11.25%, 6/1/2028[2]	365,000	$375,494

Metals & Mining - 0.5%
Newcastle Coal Infrastructure Group Pty Ltd. (Australia), 4.40%, 9/29/2027[2]	2,010,000	1,819,999
Northwest Acquisitions ULC - Dominion Finco, Inc., 7.125%, 11/1/2022 (Acquired 10/10/2017-05/13/2020, cost $212,263)[4,5]	880,000	88
		1,820,087
Total Materials		2,195,581

Real Estate - 2.2%
Industrial REITs - 0.1%
IIP Operating Partnership LP, 5.50%, 5/25/2026	460,000	405,241
Retail REITs - 1.3%
Simon Property Group LP, 2.65%, 2/1/2032	5,970,000	4,854,331
Specialized REITs - 0.8%
Pelorus Fund REIT LLC, 7.00%, 9/30/2026 (Acquired 07/08/2022, cost $399,500)[4]	470,000	442,933
SBA Tower Trust, 6.599%, 1/15/2028[2]	2,540,000	2,575,240
		3,018,173
Total Real Estate		8,277,745

Utilities - 0.8%
Independent Power and Renewable Electricity Producers - 0.8%
Palomino Funding Trust I, 7.233%, 5/17/2028[2]	3,130,000	3,160,754
TOTAL CORPORATE BONDS (Identified Cost $70,028,681)		63,531,772

U.S. TREASURY SECURITIES - 26.9%

U.S. Treasury Notes - 26.9%
U.S. Treasury Note
2.25%, 11/15/2025	23,845,000	22,548,428
2.00%, 11/15/2026	24,495,000	22,669,357
2.25%, 11/15/2027	12,625,000	11,622,891
3.125%, 11/15/2028	23,860,000	22,668,864
1.75%, 11/15/2029	26,345,000	23,004,536
TOTAL U.S. TREASURY SECURITIES (Identified Cost $104,695,943)		102,514,076

ASSET-BACKED SECURITIES - 6.8%

ALLO Issuer LLC, Series 2023-1A, Class A2, 6.20%, 6/20/2053[2]	1,550,000	1,472,864

Investment Portfolio - July 31, 2023

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

ASSET-BACKED SECURITIES (continued)

CF Hippolyta Issuer LLC, Series 2020-1, Class B1, 2.28%, 7/15/2060[2]	2,698,356	$2,418,878
Commonbond Student Loan Trust, Series 2019-AGS, Class A1, 2.54%, 1/25/2047[2]	767,299	697,613
DataBank Issuer
Series 2021-2A, Class A2, 2.40%, 10/25/2051[2]	1,630,000	1,407,626
Series 2023-1A, Class A2, 5.116%, 2/25/2053[2]	1,500,000	1,382,782
Flexential Issuer, Series 2021-1A, Class A2, 3.25%, 11/27/2051[2]	2,600,000	2,275,451
Libra Solutions LLC
Series 2022-2A, Class A, 6.85%, 10/15/2034[2]	935,327	933,333
Series 2023-1A, Class A, 7.00%, 2/15/2035[2]	977,377	972,667
Nelnet Student Loan Trust, Series 2012- 3A, Class A, (U.S. Secured Overnight Financing Rate 30 Day Average + 0.814%), 5.883%, 3/26/2040[2,6]	142,868	140,749
Oak Street Investment Grade Net Lease Fund, Series 2020-1A, Class A1, 1.85%, 11/20/2050[2]	2,860,488	2,550,280
Oxford Finance Funding LLC
Series 2019-1A, Class A2, 4.459%, 2/15/2027[2]	369,718	367,719
Series 2020-1A, Class A2, 3.101%, 2/15/2028[2]	143,782	138,035
Series 2022-1A, Class A2, 3.602%, 2/15/2030[2]	2,750,000	2,533,094
Series 2023-1A, Class A2, 6.716%, 2/15/2031[2]	2,500,000	2,465,740
PEAR LLC
Series 2021-1, Class A, 2.60%, 1/15/2034[2]	1,971,052	1,871,115
Series 2022-1, Class A1, 6.50%, 10/15/2034[2]	307,731	307,524
Series 2023-1, Class A, 7.42%, 7/15/2035[2]	1,420,000	1,419,079
SLM Student Loan Trust, Series 2005-7, Class A4, (U.S. Secured Overnight Financing Rate 90 Day Average + 0.412%), 5.466%, 10/25/2029[6]	26,400	26,329
Store Master Funding I-VII and XIV, Series 2019-1, Class A1, 2.82%, 11/20/2049[2]	2,091,102	1,879,764
Towd Point Mortgage Trust
Series 2016-5, Class A1, 2.50%, 10/25/2056[2,7]	123,000	121,122
Series 2017-1, Class A1, 2.75%, 10/25/2056[2,7]	124,590	122,896
	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

ASSET-BACKED SECURITIES (continued)

Towd Point Mortgage Trust (continued)
Series 2019-HY1, Class A1, (1 mo. U.S. Secured Overnight Financing Rate + 1.114%), 6.412%, 10/25/2048[2,6]	503,037	$498,751

TOTAL ASSET-BACKED SECURITIES (Identified Cost $27,484,658)		26,003,411

COMMERCIAL MORTGAGE-BACKED SECURITIES - 8.0%

CIM Trust, Series 2019-INV1, Class A1, 4.00%, 2/25/2049[2,7]	75,588	70,961
Credit Suisse Mortgage Capital Trust
Series 2013-IVR3, Class A1, 2.50%, 5/25/2043[2,7]	299,335	252,175
Series 2013-TH1, Class A1, 2.13%, 2/25/2043[2,7]	167,622	140,292
Fannie Mae REMICS
Series 2018-13, Class PA, 3.00%, 3/25/2048	1,716,894	1,508,652
Series 2018-31, Class KP, 3.50%, 7/25/2047	44,541	42,926
Series 2021-69, Class WJ, 1.50%, 10/25/2050	1,142,680	954,966
Freddie Mac REMICS, Series 5189, Class CP, 2.50%, 6/25/2049	1,920,077	1,643,969
GS Mortgage-Backed Securities Trust
Series 2021-INV1, Class A9, (U.S. Secured Overnight Financing Rate 30 Day Average + 0.850%), 5.00%, 12/25/20512,6	1,464,027	1,338,448
Series 2021-PJ6, Class A8, 2.50%, 11/25/2051[2,7]	1,219,684	1,043,636
Series 2021-PJ9, Class A8, 2.50%, 2/26/2052[2,7]	1,228,467	1,050,495
Series 2022-PJ1, Class A8, 2.50%, 5/28/2052[2,7]	1,902,456	1,622,311
Imperial Fund Mortgage Trust
Series 2021-NQM3, Class A1, 1.595%, 11/25/2056[2,7]	1,373,484	1,145,248
Series 2022-NQM1, Class A1, 2.493%, 2/25/2067[2,7]	2,554,373	2,211,530
JP Morgan Mortgage Trust
Series 2014-2, Class 1A1, 3.00%, 6/25/2029[2,7]	224,440	208,664
Series 2017-3, Class 1A3, 3.50%, 8/25/2047[2,7]	31,585	27,997
Series 2017-6, Class A3, 3.50%, 12/25/2048[2,7]	77,762	69,857
New Residential Mortgage Loan Trust
Series 2014-3A, Class AFX3, 3.75%, 11/25/2054[2,7]	318,593	290,967
Series 2015-2A, Class A1, 3.75%, 8/25/2055[2,7]	317,451	293,216
Series 2016-4A, Class A1, 3.75%, 11/25/2056[2,7]	455,614	415,613

Investment Portfolio - July 31, 2023

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]		VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

NYMT Loan Trust, Series 2022-CP1, Class A1, 2.042%, 7/25/2061[2]		1,576,254	$1,402,773
OBX Trust, Series 2022-INV1, Class A1, 3.00%, 12/25/2051[2,7]		2,241,255	1,870,814
PCG LLC, Series 2023-1, Class NOTE, (1 mo. U.S. Secured Overnight Financing Rate + 6.000%), 11.317%, 7/25/2029 (Acquired 07/24/2023, cost $4,300,000)[4,6]		4,300,000	4,300,000
PMT Loan Trust, Series 2013-J1, Class A9, 3.50%, 9/25/2043[2,7]		610,992	541,452
Provident Funding Mortgage Trust
Series 2021-2, Class A2A, 2.00%, 4/25/2051[2,7]		1,508,584	1,272,898
Series 2021-INV1, Class A1, 2.50%, 8/25/2051[2,7]		2,389,066	1,922,431
Sequoia Mortgage Trust
Series 2013-2, Class A, 1.874%, 2/25/2043[7]		150,409	126,091
Series 2013-6, Class A2, 3.00%, 5/25/2043[7]		1,241,496	1,072,645
Series 2013-7, Class A2, 3.00%, 6/25/2043[7]		179,065	157,824
Series 2013-8, Class A1, 3.00%, 6/25/2043[7]		214,800	187,628
Series 2020-1, Class A1, 3.50%, 2/25/2050[2,7]		65,387	59,916
Starwood Retail Property Trust, Series 2014-STAR, Class A, (Prime Rate + 0.000%), 8.25%, 11/15/2027[2,6]		2,317,783	1,653,450
Sutherland Commercial Mortgage Trust, Series 2019-SBC8, Class A, 2.86%, 4/25/2041[2,7]		1,597,615	1,460,331
WinWater Mortgage Loan Trust, Series 2015-1, Class A1, 3.50%, 1/20/2045[2,7]		94,422	84,403

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Identified Cost $34,965,378)			30,444,579

FOREIGN GOVERNMENT BONDS - 0.2%

Mexican Bonos, Series M, (Mexico), 7.75%, 5/29/2031	MXN	908,000	50,915
Republic of Italy Government International Bond (Italy), 2.375%, 10/17/2024		600,000	574,543

TOTAL FOREIGN GOVERNMENT BONDS (Identified Cost $668,880)			625,458

MUNICIPAL BONDS - 1.3%

Hawaii, Series GC, G.O. Bond, 2.682%, 10/1/2038		2,660,000	1,984,493

	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

MUNICIPAL BONDS (continued)

South Carolina Public Service Authority, Series B, Revenue Bond, 1.852%, 12/1/2026	3,460,000	$3,046,824

TOTAL MUNICIPAL BONDS (Identified Cost $6,216,354)		5,031,317

U.S. GOVERNMENT AGENCIES - 15.1%

Mortgage-Backed Securities - 15.1%
Fannie Mae
Pool #AA1563, UMBS, 4.50%, 2/1/2024	761	755
Pool #AC1557, UMBS, 4.50%, 9/1/2024	3,629	3,584
Pool #AD0462, UMBS, 5.50%, 10/1/2024	880	873
Pool #MA1834, UMBS, 4.50%, 2/1/2034	242,704	239,302
Pool #MA1903, UMBS, 4.50%, 5/1/2034	220,197	217,110
Pool #886904, UMBS, 6.50%, 9/1/2036	33,144	35,079
Pool #933521, UMBS, 5.00%, 1/1/2038	5,668	5,690
Pool #889260, UMBS, 5.00%, 4/1/2038	6,773	6,800
Pool #889576, UMBS, 6.00%, 4/1/2038	158,544	166,282
Pool #975840, UMBS, 5.00%, 5/1/2038	24,722	24,838
Pool #MA5043, UMBS, 5.00%, 6/1/2038	1,449,183	1,439,090
Pool #995196, UMBS, 6.00%, 7/1/2038	202,492	212,341
Pool #986458, UMBS, 6.00%, 8/1/2038	3,850	4,038
Pool #987831, UMBS, 6.00%, 9/1/2038	8,613	9,034
Pool #990897, UMBS, 6.00%, 9/1/2038	17,748	18,615
Pool #AD0220, UMBS, 6.00%, 10/1/2038	28,430	29,812
Pool #257497, UMBS, 6.00%, 12/1/2038	6,799	7,132
Pool #971022, UMBS, 5.00%, 1/1/2039	12,307	12,366
Pool #AA1810, UMBS, 5.00%, 1/1/2039	32,985	33,141
Pool #983686, UMBS, 5.00%, 2/1/2039	13,577	13,641
Pool #AE0604, UMBS, 6.00%, 7/1/2039	185,526	194,550
Pool #AA6788, UMBS, 6.00%, 8/1/2039	110,378	115,791
Pool #AC0463, UMBS, 5.00%, 11/1/2039	13,857	13,938

Investment Portfolio - July 31, 2023

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Fannie Mae (continued)
Pool #AC5111, UMBS, 5.00%, 11/1/2039	26,903	$27,059
Pool #MA0258, UMBS, 4.50%, 12/1/2039	304,624	299,621
Pool #MA0259, UMBS, 5.00%, 12/1/2039	16,932	17,031
Pool #AC8573, UMBS, 5.00%, 1/1/2040	23,599	23,736
Pool #AL1595, UMBS, 6.00%, 1/1/2040	202,935	212,839
Pool #AE0061, UMBS, 6.00%, 2/1/2040	80,951	84,906
Pool #AL0152, UMBS, 6.00%, 6/1/2040	323,728	339,527
Pool #MA4203, UMBS, 2.50%, 12/1/2040	2,432,549	2,126,626
Pool #AI5172, UMBS, 4.00%, 8/1/2041	159,285	152,288
Pool #AL1410, UMBS, 4.50%, 12/1/2041	347,152	340,928
Pool #AB4300, UMBS, 3.50%, 1/1/2042	79,255	73,698
Pool #MA4633, UMBS, 3.50%, 6/1/2042	1,233,078	1,136,509
Pool #MA4687, UMBS, 4.00%, 6/1/2042	3,142,618	2,971,986
Pool #MA4934, UMBS, 5.00%, 2/1/2043	1,908,895	1,880,563
Pool #FS4616, UMBS, 5.00%, 5/1/2043	3,873,400	3,824,445
Pool #AL7729, UMBS, 4.00%, 6/1/2043	179,727	171,832
Pool #BC8677, UMBS, 4.00%, 5/1/2046	96,401	91,435
Pool #BD6997, UMBS, 4.00%, 10/1/2046	147,641	140,035
Pool #BE3812, UMBS, 4.00%, 12/1/2046	147,906	140,287
Pool #BE7845, UMBS, 4.50%, 2/1/2047	125,728	122,882
Pool #MA3184, UMBS, 4.50%, 11/1/2047	604,632	589,307
Pool #AL8674, 5.645%, 1/1/2049	568,031	585,695
Pool #FS1179, UMBS, 3.50%, 12/1/2049	3,019,189	2,773,429
Pool #MA4020, UMBS, 3.00%, 5/1/2050	4,317,364	3,808,711
	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Fannie Mae (continued)
Pool #FS2998, UMBS, 3.50%, 4/1/2052	3,528,319	$3,230,200
Pool #FS4925, UMBS, 3.50%, 4/1/2052	4,151,064	3,800,328
Pool #MA4600, UMBS, 3.50%, 5/1/2052	3,415,679	3,095,992
Pool #MA4644, UMBS, 4.00%, 5/1/2052	3,807,525	3,556,114
Pool #MA4807, UMBS, 5.50%, 11/1/2052	2,800,974	2,780,699
Freddie Mac
Pool #C91746, 4.50%, 12/1/2033	37,168	36,688
Pool #C91762, 4.50%, 5/1/2034	359,162	354,550
Pool #G03926, 6.00%, 2/1/2038	133,637	140,317
Pool #G05906, 6.00%, 4/1/2040	18,234	19,145
Pool #G06789, 6.00%, 5/1/2040	111,581	117,159
Pool #A92889, 4.50%, 7/1/2040	437,329	430,254
Pool #RB5167, UMBS, 3.50%, 7/1/2042	1,232,206	1,135,756
Pool #RB5178, UMBS, 4.50%, 8/1/2042	1,919,822	1,858,645
Pool #RB5188, UMBS, 4.00%, 10/1/2042	2,539,774	2,402,150
Pool #SD8044, UMBS, 3.00%, 2/1/2050	3,198,817	2,826,392
Pool #SD8230, UMBS, 4.50%, 6/1/2052	2,217,421	2,122,385
Pool #SD1360, UMBS, 5.50%, 7/1/2052	3,786,765	3,759,362
Pool #SD8276, UMBS, 5.00%, 12/1/2052	1,293,671	1,265,519
Ginnie Mae Pool #671161, 5.50%, 11/15/2037	25,051	25,537

TOTAL U.S. GOVERNMENT AGENCIES (Identified Cost $59,684,814)		57,696,369

U.S. GOVERNMENT SECURITIES - 5.1%

U.S. Treasury Bill - 5.1%
U.S. Treasury Bill, 0.30%, 5/16/2024[8]	20,215,000	19,384,104

SHORT-TERM INVESTMENT - 1.8%

Dreyfus Government Cash Management, Institutional Shares, 5.14%[9]
(Identified Cost $7,009,748)	7,009,748	7,009,748

TOTAL INVESTMENTS - 100.1% (Identified Cost $391,307,672)		381,423,966
LIABILITIES, LESS OTHER ASSETS - (0.1%)		(535,204)
NET ASSETS - 100%		$380,888,762

Investment Portfolio - July 31, 2023

(unaudited)

ADR - American Depositary Receipt
G.O. Bond - General Obligation Bond
LIBOR - London Interbank Offered Rate
MXN - Mexican Peso
REIT - Real Estate Investment Trust
REMICS - Real Estate Mortgage Investment Conduits
UMBS - Uniform Mortgage-Backed Securities

*Non-income producing security.
## Less than 0.1%.
[1]Amount is stated in USD unless otherwise noted.
[2]Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be liquid under the Fund’s Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2023 was $64,078,702, which represented 16.8% of the Series’ Net Assets.
[3]Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of July 31, 2023.
[4]Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be illiquid under the Fund’s Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of such securities at July 31, 2023 was $4,975,352, or 1.3% of the Series’ Net Assets.
[5]Issuer filed for bankruptcy and/or is in default of interest payments.
[6]Floating rate security. Rate shown is the rate in effect as of July 31, 2023.
[7]Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of July 31, 2023.
[8]Represents the annualized yield at time of purchase.
[9]Rate shown is the current yield as of July 31, 2023.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Fair Value Information:

GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value. Level 1 includes quoted prices (unadjusted) in active markets for identical financial instruments that the Series’ can access at the reporting date. Level 2 includes other significant observable inputs (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads). Level 3 includes unobservable inputs (including the Valuation Designee’s own assumptions in determining fair value). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of July 31, 2023 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2#	LEVEL 3
Assets:
Equity securities:
Communication Services	$8,085,235	$7,580,183	$505,052	$—
Consumer Discretionary	4,490,471	4,359,338	131,133	—
Consumer Staples	9,924,474	9,299,100	625,374	—
Energy	416,897	416,897	—	—
Financials	9,857,410	9,235,304	622,106	—
Health Care	10,711,168	10,711,168	—	—
Industrials	9,317,920	8,545,690	772,230	—
Information Technology	9,188,172	8,924,181	263,991	—
Materials	2,294,863	2,185,728	109,135	—
Real Estate	3,675,860	3,675,860	—	—

Investment Portfolio - July 31, 2023

(unaudited)

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2#	LEVEL 3
Utilities	$897,391	$897,391	$—	$—
Preferred securities:
Information Technology	323,271	323,271	—	—
Debt securities:
U.S. Treasury and other U.S. Government agencies	179,594,549	—	179,594,549	—
States and political subdivisions (municipals)	5,031,317	—	5,031,317	—
Corporate debt:
Communication Services	11,345,254	—	11,345,254	—
Consumer Discretionary	7,523,976	—	7,523,976	—
Consumer Staples	3,236,415	—	3,236,415	—
Energy	7,331,948	—	7,331,948	—
Financials	10,905,006	—	10,905,006	—
Industrials	6,110,220	—	6,110,220	—
Information Technology	3,444,873	—	3,444,873	—
Materials	2,195,581	—	2,195,581	—
Real Estate	8,277,745	—	8,277,745	—
Utilities	3,160,754	—	3,160,754	—
Asset-backed securities	26,003,411	—	26,003,411	—
Commercial mortgage-backed securities	30,444,579	—	30,444,579	—
Foreign government bonds	625,458	—	625,458	—
Short-Term Investment	7,009,748	7,009,748	—	—
Total assets	$381,423,966	$73,163,859	$308,260,107	$—

#Includes certain foreign equity securities for which a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading.

There were no Level 3 securities held by the Series as of July 31, 2023.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.